      As filed with the Securities and Exchange Commission April 12, 2000.
                                                               File No. 33-89988
                                                                       811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 6
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL II

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on __________ pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
     -----------------------                           ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account VL II
               6.                             About Us - Separate Account VL II
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account VL II; The Funds
               11.                            About Us - Separate Account VL II; The Funds
               12.                            About Us - The Funds
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Funds; Charges and Deductions
               19.                            Your Policy - Contract Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Funds
               48.                            Cover Page; About Us - Hartford Life and Annuity
                                              Insurance Company
               49.                            Not Applicable
               50.                            About Us - Separate Account VL II
               51.                            Not Applicable
               52.                            About Us - The Funds
               53.                            Taxes
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------


The following Sub-Accounts are available under the policy:




                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                         Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                             Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account             Class IA of Hartford Capital Appreciation HLS
                                                             Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account              Class IA of Hartford Dividend and Growth HLS
                                                             Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                Class IA of Hartford Growth and Income HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                            Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Advisers Fund Sub-Account           Class IA of Hartford International Advisers HLS
                                                             Fund, Inc.
  Hartford International Opportunities Fund Sub-Account      Class IA of Hartford International Opportunities HLS
                                                             Fund, Inc.
  Hartford MidCap Fund Sub-Account                           Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account              Class IA of Hartford Mortgage Securities HLS
                                                             Fund, Inc.
  Hartford Money Market Fund Sub-Account                     Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account                    Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                            Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account             Class IA of Putnam VT Asia Pacific Growth Fund of
                                                             Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account              Class IA of Putnam VT Diversified Income Fund of
                                                             Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account         Class IA of Putnam VT Global Asset Allocation Fund of
                                                             Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                   Class IA of Putnam VT Global Growth Fund of Putnam
                                                             Variable Trust
  Putnam VT Growth and Income Fund Sub-Account               Class IA of Putnam VT Growth and Income Fund of Putnam
                                                             Variable Trust
  Putnam VT Health Sciences Fund Sub-Account                 Class IA of Putnam VT Health Sciences Fund of Putnam
                                                             Variable Trust


                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Putnam VT High Yield Fund Sub-Account                      Class IA of Putnam VT High Yield Fund of Putnam
                                                             Variable Trust
  Putnam VT Income Fund Sub-Account                          Class IA of Putnam VT Income Fund of Putnam Variable
                                                             Trust
  Putnam VT International Growth Fund Sub-Account            Class IA of Putnam VT International Growth Fund of
                                                             Putnam Variable Trust
  Putnam VT International Growth and Income Fund             Class IA of Putnam VT International Growth and Income
  Sub-Account                                                Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund             Class IA of Putnam VT International New Opportunities
  Sub-Account                                                Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                       Class IA of Putnam VT Investors Fund of Putnam
                                                             Variable Trust
  Putnam VT Money Market Fund Sub-Account                    Class IA of Putnam VT Money Market Fund of Putnam
                                                             Variable Trust
  Putnam VT New Opportunities Fund Sub-Account               Class IA of Putnam VT New Opportunities Fund of Putnam
                                                             Variable Trust
  Putnam VT New Value Fund Sub-Account                       Class IA of Putnam VT New Value Fund of Putnam
                                                             Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account           Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                             Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston                 Class IA of Putnam VT The George Putnam Fund of Boston
  Fund Sub-Account                                           of Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account     Class IA of Putnam VT Utilities Growth and Income Fund
                                                             of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                           Class IA of Putnam VT Vista Fund of Putnam Variable
                                                             Trust
  Putnam VT Voyager Fund Sub-Account                         Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                             Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account        Initial Class of Fidelity VIP II Asset Manager
                                                             Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account           Initial Class of Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:


 -  a bank deposit or obligation;



 -  federally insured; or



 -  endorsed by any bank or governmental agency.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  Separate Account VL II                                         10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR POLICY                                                      15
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            20
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.


DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:


x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your policy's death benefit.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Sales Charge            When you pay premium.     Premiums attributable to the                    All
                                                  Basic Face Amount up to the
                                                  Target Premium.
                                                  Policy Year             Percent
                                                       1                   50%
                                                       2-5                 15%
                                                       6-10                10%
                                                       11-20                2%
                                                       20+                 2%
                                                  Premiums attributable to the
                                                  Basic Face Amount in excess of
                                                  the Target Premium:
                                                  Policy Year             Percent
                                                       1                    9%
                                                       2-10                 4%
                                                       11-20                2%
                                                       20+                 2%
                                                  Premiums attributable to the
                                                  Supplemental Face Amount:
                                                  Policy Year             Percent
                                                       1-10                 4%
                                                       11-20                2%
                                                       20+                 2%

Premium Tax Charge      When you pay premium.     A percent of premium which                      All
                                                  varies by your state and
                                                  municipality of residence. The
                                                  range of premium tax charge is
                                                  generally between 0% and 4%.
                                                  This rate will change if your
                                                  state or municipality changes
                                                  its premium tax charges. It may
                                                  change if you change your state
                                                  or municipality of residence.
Federal Tax Charge      When you pay premium.     1.25% of each premium payment.                  All
Premium Processing      When you pay premium.     1.25% of each premium payment.                  All
Charge
Unscheduled Face        Each month for five (5)   $0.05 per $1,000 of unscheduled    Policies where the owner has made an
Amount Increase Fee     years beginning on the    face amount increase.              unscheduled increase.
                        effective date of any
                        unscheduled increase in
                        Face Amount you
                        request.
Transfer Fees           When you make a           $25 per transfer.                  Those policies with more than one
                        transfer after the                                           transfer per month.
                        first transfer in any
                        month.
Withdrawal Charge       When you take a           $50 per withdrawal.                Those policies where the owner has
                        withdrawal.                                                  made a withdrawal.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the maximum cost                  All
Charges                                           of insurance rate times the net
                                                  amount at risk. Maximum cost of
                                                  insurance rates are
                                                  individualized, depending on the
                                                  insureds' issue ages, sexes,
                                                  insurance classes, substandard
                                                  ratings, and age of the policy.
Mortality and Expense   Monthly.                  Policy Years 1-10:                              All
Risk Charge                                       0.80% of the Sub-Account
                                                  accumulated value.
                                                  Policy Years 11+
                                                  0.80% of the first $100,000 of
                                                  accumulated Sub-Account value.
                                                  For the remaining Sub-Account
                                                  value, 0.40% of Sub-Account
                                                  value attributable to the Basic
                                                  Face Amount, and 0.50% of Sub-
                                                  Account value attributable to
                                                  the Supplemental Face Amount.
Administrative Charge   Monthly.                  Years 1-5                                       All
                                                  $10 per month plus $0.03 per
                                                  month per $1,000 of Basic Face
                                                  Amount at the policy issue date,
                                                  and $15 per month plus $0.05 per
                                                  month per $1,000 of Supplemental
                                                  Face Amount at the policy issue
                                                  date.
                                                  Years 6+:
                                                  $10
Issue Charge            Monthly.                  $20 per month for the first five                All
                                                  policy years plus $0.05 per
                                                  $1,000 of Face Amount at the
                                                  date of policy issue or
                                                  unscheduled Supplemental Face
                                                  Amount increase per month for
                                                  the first five years from the
                                                  date of policy issue or the date
                                                  of increase.
Special Class Charge    Monthly.                  Individualized based on a          Only those Policies with benefits
                                                  special insurance class rating.    rated for a special class.
Rider Charges           Monthly.                  Individualized based on optional   Only those policies with benefits
                                                  rider selected.                    provided by rider.



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                                                   TOTAL FUND
                                                                                                    OPERATING
                                                                MANAGEMENT          OTHER           EXPENSES
                                                                   FEES           EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                       0.63%             0.02%             0.65%
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                           0.49%             0.03%             0.52%
----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                           0.64%             0.02%             0.66%
----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                            0.65%             0.03%             0.68%
----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                              0.78%             0.04%             0.82%
----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          0.40%             0.03%             0.43%
----------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                   TOTAL FUND
                                                                                                    OPERATING
                                                                MANAGEMENT          OTHER           EXPENSES
                                                                   FEES           EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                         0.76%             0.09%             0.85%
----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                    0.69%             0.09%             0.78%
----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                         0.76%             0.03%             0.79%
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   0.45%             0.02%             0.47%
----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                            0.45%             0.03%             0.48%
----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                  0.75%             0.03%             0.78%
----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                          0.46%             0.02%             0.48%
----------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                               0.80%             0.33%             1.13%
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                0.68%             0.10%             0.78%
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                           0.65%             0.12%             0.77%
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                     0.61%             0.12%             0.73%
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 0.46%             0.04%             0.50%
----------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                   0.70%             0.13%             0.83%
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                        0.65%             0.07%             0.72%
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                            0.60%             0.07%             0.67%
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                              0.80%             0.22%             1.02%
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   0.80%             0.18%             0.98%
----------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                   1.08%             0.33%             1.41%
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                         0.63%             0.08%             0.71%
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                      0.41%             0.08%             0.49%
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 0.54%             0.05%             0.59%
----------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                         0.70%             0.10%             0.80%
----------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)                         0.53%             0.37%             0.90%
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                       0.65%             0.18%             0.83%
----------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                       0.65%             0.06%             0.71%
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                             0.65%             0.10%             0.75%
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                           0.53%             0.04%             0.57%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (2)                      0.53%             0.09%             0.62%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2)                         0.48%             0.08%             0.56%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2)                              0.73%             0.14%             0.87%
----------------------------------------------------------------------------------------------------------------



(1) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                       TOTAL ANNUAL
                                                              MANAGEMENT    OTHER     FUND OPERATING
                                                                 FEES      EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%       0.37%         1.07%
----------------------------------------------------------------------------------------------------



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

    December 31, 2000 pursuant to an agreement between the advisor and the funds. Without these reductions, Total Operating Fund Expenses would have been:



                                                                                      TOTAL FUND
                                                              MANAGEMENT    OTHER     OPERATING
                                                                 FEE       EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%       0.10%       0.63%
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%       0.09%       0.57%
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%       0.18%       0.91%
------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             1/1/99        A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                       8/1/99       AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Duff & Phelps                           7/1/99       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT VL II


The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay your insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.



THE FUNDS



The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."



The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS
Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund

* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
  500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.



INVESTMENT ADVISERS -- Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Variable Trust. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



The Funds of the Putnam Variable Trust are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium;

- the policy year in which the premium is paid; and

- the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is:

- 4% in policy years 1 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- charges for "special" insurance class rating, if any;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

On each Monthly Activity Date during the last 25 policy years before the Maturity Date, we will apply a discount to the cost of insurance rate, provided you qualify. The discount equals 10%, multiplied by the ratio of the Basic Face Amount at the policy's issue date to the Face Amount at the policy's issue date, as shown on the policy's specifications page. To qualify for the discount, the policy must have been in force at least 15 policy years and the ratio of the then-current Account Value to the then-current Death Benefit must equal at least the qualifying ratio described below. The qualifying ratio is 0% with 25 policy years remaining until the maturity date and increases by three percentage points each policy year thereafter. For example, with ten policy years remaining until the Maturity Date the qualifying ratio is 45%, and with one policy year remaining the qualifying ratio is 72%. This discount may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. Thereafter, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to Hartford assessing the Monthly Deduction Amount. On the remaining Account Value, the current mortality and expense risk rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the policy issue date, paid in policy years 1 through 10. On a blended rate basis, the charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Basic Face Amount at the policy issue date, and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at the policy issue date. This maximum charge is a blended rate based on the ratio of the initial Basic Face Amount and the initial Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended maximum charge would be $11.00 per month (.80, multiplied by $10.00, plus .20 multiplied by $15.00) and $.034 per thousand of Face Amount (.80, multiplied by $.03, plus .20 multiplied by $.05).

ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."


CHARGES FOR THE FUNDS


The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-
Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the second insured, regardless of the age of either insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Basic Face Amount and the initial Supplemental Face Amount. The Basic Face Amount plus the Supplemental Face Amount equals your initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, i.e., (with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue, unless the Supplemental Face Amount exceeds the Basic Face Amount. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of: (1) policy year 10 or (2) the life expectancy of the last surviving insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period you chose.

If the death benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving insured will be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired;

- the Supplemental Face Amount has never exceeded, and is not scheduled to exceed, the Basic Face Amount; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

SUPPLEMENTAL FACE AMOUNT -- If you selected Supplemental Face Amount coverage on your policy application, the amount of such coverage is shown on your policy's specifications page, subject to any scheduled changes you instructed in your policy application and any unscheduled increases and/or decreases in Face Amount, as described below. You may discontinue a scheduled increase by request in writing. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect your scheduled increases in Face Amount.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.

The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.


CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.


MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

LAPSE AND REINSTATEMENT
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A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

At the end of the grace period under a ten-year guarantee period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit Guarantee will be removed from your policy if we have not received the amount of the required premium, subject to the following exception: If your policy is in the first ten policy years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, we will change the Death Benefit Guarantee period to ten years. In this case, we will send you notification of:

- the ten-year period, measured from the policy date; and

- the Annual Death Benefit Guarantee Premium for that ten-year period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate

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Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 702 requirements.


Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.


A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).


Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE AND GENERATION-SKIPPING TAXES


When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of your initial Face Amount represents Basic Face Amount and 40% represents Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.

BASIC FACE AMOUNT: On the policy date, the Basic Face Amount equals the Basic Face Amount shown on your policy's specifications page as of the date of issue. Thereafter, the Basic Face Amount may change in accordance with the terms of the policy.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy. On any day, the Face Amount equals the Basic Face Amount plus the Supplemental Face Amount.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the policy date, the Supplemental Face Amount is shown on a policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION



You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  5
 -----------------------------------------------------------------------------
 EXPERTS                                                                   5
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              6
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      6
 -----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                            8
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-Present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford
                                                       Life, Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.


---------


* Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DISTRIBUTION OF THE POLICIES


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General Counsel
                             and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            Executive Vice President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           President and Chief Executive Officer,
                             Director
--------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

discriminatory against any person, including the affected policy owners invested in Separate Account VL II.


UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

If You selected Supplemental Face Amount coverage on Your Policy application, the amount of the coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing.

Any unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit and Account Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. They assume the following: (a) a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Basic Face Amount and a premium of $15,500.00 paid in all years; (b) a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $7,500.00 paid in all years; (c) a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Basic Face Amount and a premium of $27,000.00 paid in all years; and (d) a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500.00 paid in all years.

The Death Benefit and Account Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits and Account Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefit and Account Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.73% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.73% average daily charge) of -0.73%, 5.27% and 11.27%, respectively.


In addition, the Death Benefit and Account Values as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in the illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.

The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premiums Accumulated at 5% Interest Per Year" column of each illustration shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1            16,275        6,681   1,000,000      6,396   1,000,000
     2            33,364       19,958   1,000,000     19,358   1,000,000
     3            51,307       34,510   1,000,000     33,562   1,000,000
     4            70,147       50,446   1,000,000     49,115   1,000,000
     5            89,930       67,888   1,000,000     66,132   1,000,000
     6           110,701       88,707   1,000,000     86,483   1,000,000
     7           132,511      111,486   1,000,000    108,743   1,000,000
     8           155,412      136,401   1,000,000    133,084   1,000,000
     9           179,457      163,646   1,000,000    159,693   1,000,000
    10           204,705      193,429   1,000,000    188,773   1,000,000
    11           231,215      230,047   1,000,000    222,390   1,000,000
    12           259,051      270,651   1,000,000    259,291   1,000,000
    13           288,279      315,678   1,000,000    299,795   1,000,000
    14           318,968      365,605   1,000,000    344,264   1,000,000
    15           351,191      420,975   1,000,000    393,114   1,000,000
    16           385,026      482,386   1,000,000    446,838   1,000,000
    17           420,552      550,484   1,000,000    506,021   1,000,000
    18           457,855      626,041   1,000,000    571,367   1,000,000
    19           497,022      709,925   1,000,000    643,728   1,000,000
    20           538,148      803,100   1,000,000    724,139   1,000,000

    25           724,270    1,448,915   1,550,339  1,286,552   1,376,610
    30         1,014,302    2,533,462   2,660,136  2,218,430   2,329,352
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1            16,275       6,293    1,000,000     6,016    1,000,000
     2            33,364      18,447    1,000,000    17,882    1,000,000
     3            51,307      31,038    1,000,000    30,171    1,000,000
     4            70,147      44,064    1,000,000    42,881    1,000,000
     5            89,930      57,519    1,000,000    56,006    1,000,000
     6           110,701      73,065    1,000,000    71,208    1,000,000
     7           132,511      89,095    1,000,000    86,876    1,000,000
     8           155,412     105,598    1,000,000   103,002    1,000,000
     9           179,457     122,560    1,000,000   119,568    1,000,000
    10           204,705     139,956    1,000,000   136,548    1,000,000
    11           231,215     161,458    1,000,000   155,427    1,000,000
    12           259,051     183,992    1,000,000   174,794    1,000,000
    13           288,279     207,601    1,000,000   194,599    1,000,000
    14           318,968     232,324    1,000,000   214,776    1,000,000
    15           351,191     258,212    1,000,000   235,250    1,000,000
    16           385,026     285,307    1,000,000   255,940    1,000,000
    17           420,552     313,623    1,000,000   276,757    1,000,000
    18           457,855     343,233    1,000,000   297,609    1,000,000
    19           497,022     374,217    1,000,000   318,394    1,000,000
    20           538,148     406,659    1,000,000   338,995    1,000,000

    25           724,270     591,888    1,000,000   432,879    1,000,000
    30         1,014,302     823,513    1,000,000   485,322    1,000,000
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1            16,275       5,906    1,000,000     5,638    1,000,000
     2            33,364      16,984    1,000,000    16,452    1,000,000
     3            51,307      27,794    1,000,000    27,002    1,000,000
     4            70,147      38,320    1,000,000    37,272    1,000,000
     5            89,930      48,540    1,000,000    47,239    1,000,000
     6           110,701      60,028    1,000,000    58,478    1,000,000
     7           132,511      71,136    1,000,000    69,340    1,000,000
     8           155,412      81,835    1,000,000    79,796    1,000,000
     9           179,457      92,091    1,000,000    89,812    1,000,000
    10           204,705     101,860    1,000,000    99,343    1,000,000
    11           231,215     114,503    1,000,000   109,608    1,000,000
    12           259,051     126,973    1,000,000   119,294    1,000,000
    13           288,279     139,263    1,000,000   128,315    1,000,000
    14           318,968     151,355    1,000,000   136,565    1,000,000
    15           351,191     163,242    1,000,000   143,926    1,000,000
    16           385,026     174,905    1,000,000   150,263    1,000,000
    17           420,552     186,284    1,000,000   155,430    1,000,000
    18           457,855     197,386    1,000,000   159,263    1,000,000
    19           497,022     208,218    1,000,000   161,575    1,000,000
    20           538,148     218,786    1,000,000   162,143    1,000,000

    25           724,270     263,672    1,000,000   126,159    1,000,000
    30         1,014,302     286,320    1,000,000         0            0
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1            7,875         3,593   1,000,000     3,228    1,000,000
     2           16,144         9,645   1,000,000     8,879    1,000,000
     3           24,826        16,219   1,000,000    15,008    1,000,000
     4           33,942        23,344   1,000,000    21,642    1,000,000
     5           43,514        31,049   1,000,000    28,805    1,000,000
     6           53,565        40,561   1,000,000    37,719    1,000,000
     7           64,118        50,836   1,000,000    47,331    1,000,000
     8           75,199        61,916   1,000,000    57,678    1,000,000
     9           86,834        73,841   1,000,000    68,791    1,000,000
    10           99,051        86,647   1,000,000    80,697    1,000,000
    11          111,878       103,187   1,000,000    93,957    1,000,000
    12          125,347       121,479   1,000,000   108,117    1,000,000
    13          139,490       141,721   1,000,000   123,221    1,000,000
    14          154,339       164,110   1,000,000   139,266    1,000,000
    15          169,931       188,874   1,000,000   156,238    1,000,000
    16          186,303       216,258   1,000,000   174,119    1,000,000
    17          203,493       246,496   1,000,000   192,887    1,000,000
    18          221,543       279,915   1,000,000   212,512    1,000,000
    19          240,495       316,888   1,000,000   232,966    1,000,000
    20          260,394       357,825   1,000,000   254,201    1,000,000

    25          375,851       636,712   1,000,000   368,538    1,000,000
    30          523,206     1,108,388   1,163,807   481,735    1,000,000
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1             7,875       3,371    1,000,000     3,018    1,000,000
     2            16,144       8,864    1,000,000     8,142    1,000,000
     3            24,826      14,496    1,000,000    13,388    1,000,000
     4            33,942      20,250    1,000,000    18,738    1,000,000
     5            43,514      26,102    1,000,000    24,170    1,000,000
     6            53,565      33,182    1,000,000    30,809    1,000,000
     7            64,118      40,353    1,000,000    37,518    1,000,000
     8            75,199      47,579    1,000,000    44,262    1,000,000
     9            86,834      54,820    1,000,000    50,997    1,000,000
    10            99,051      62,019    1,000,000    57,665    1,000,000
    11           111,878      71,890    1,000,000    64,705    1,000,000
    12           125,347      82,144    1,000,000    71,545    1,000,000
    13           139,490      92,788    1,000,000    78,069    1,000,000
    14           154,339     103,829    1,000,000    84,138    1,000,000
    15           169,931     115,325    1,000,000    89,588    1,000,000
    16           186,303     127,278    1,000,000    94,229    1,000,000
    17           203,493     139,644    1,000,000    97,850    1,000,000
    18           221,543     152,447    1,000,000   100,212    1,000,000
    19           240,495     165,716    1,000,000   101,030    1,000,000
    20           260,394     179,481    1,000,000    99,955    1,000,000

    25           375,851     251,176    1,000,000    46,850    1,000,000
    30           523,206     319,682    1,000,000         0            0
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

               PREMIUMS       CURRENT CHARGES*     GUARANTEED CHARGES**
  END OF     ACCUMULATED    --------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
   YEAR        PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------
     1            7,875        3,151    1,000,000     2,808    1,000,000
     2           16,144        8,111    1,000,000     7,432    1,000,000
     3           24,826       12,894    1,000,000    11,883    1,000,000
     4           33,942       17,481    1,000,000    16,142    1,000,000
     5           43,514       21,846    1,000,000    20,184    1,000,000
     6           53,565       27,072    1,000,000    25,091    1,000,000
     7           64,118       32,000    1,000,000    29,705    1,000,000
     8           75,199       36,594    1,000,000    33,989    1,000,000
     9           86,834       40,816    1,000,000    37,904    1,000,000
    10           99,051       44,609    1,000,000    41,394    1,000,000
    11          111,878       50,638    1,000,000    44,878    1,000,000
    12          125,347       56,520    1,000,000    47,792    1,000,000
    13          139,490       62,247    1,000,000    50,033    1,000,000
    14          154,339       67,799    1,000,000    51,478    1,000,000
    15          169,931       73,167    1,000,000    51,987    1,000,000
    16          186,303       78,328    1,000,000    51,397    1,000,000
    17          203,493       83,214    1,000,000    49,531    1,000,000
    18          221,543       87,830    1,000,000    46,185    1,000,000
    19          240,495       92,183    1,000,000    41,129    1,000,000
    20          260,394       96,276    1,000,000    34,083    1,000,000

    25          375,851      107,095    1,000,000         0            0
    30          523,206       88,289    1,000,000         0            0
------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ..........................................................................................................................
    Market Value                    $6,108,317   $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ..........................................................................................................................
    Market Value                            --    19,743,908           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ..........................................................................................................................
    Market Value                            --            --   35,162,986           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ..........................................................................................................................
    Market Value                            --            --           --   14,190,615           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ..........................................................................................................................
    Market Value                            --            --           --           --   10,925,342         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ..........................................................................................................................
    Market Value                            --            --           --           --           --    623,234            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --    27,350,486
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --        54,616      463,281        2,393       28,816         --        23,192
  ..........................................................................................................................
 Receivable from fund shares sold        1,238            --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        6,109,555    19,798,524   35,626,267   14,193,008   10,954,158    623,234    27,373,678
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                      1,269            --           --           --           --         --            --
  ..........................................................................................................................
 Payable for fund shares purchased          --        54,537      462,299        2,428       28,947         --        23,875
  ..........................................................................................................................
 Total Liabilities                       1,269        54,537      462,299        2,428       28,947         --        23,875
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,108,286   $19,743,987  $35,163,968  $14,190,580  $10,925,211 $  623,234   $27,349,803
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,197,044     5,253,119   25,709,955    5,287,048    3,222,333    426,305     7,630,809
 Unit Values                        $ 1.455378   $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ................................
    Market Value                     3,052,245
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        3,052,245
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        114
  ................................
 Payable for fund shares purchased          --
  ................................
 Total Liabilities                         114
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,052,131
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,284,374
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ........................................................................................................................
    Market Value                    $6,455,208   $       --    $      --   $      --   $       --   $       -- $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ........................................................................................................................
    Market Value                            --    2,145,358           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ........................................................................................................................
    Market Value                            --           --      262,345          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ........................................................................................................................
    Market Value                            --           --           --   1,293,787           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ........................................................................................................................
    Market Value                            --           --           --          --    2,168,483           --         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ........................................................................................................................
    Market Value                            --           --           --          --           --    3,542,551         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --  1,989,051
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                577        2,326           --       6,539        7,866        5,465      8,224
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --          --           --           --         --
  ........................................................................................................................
 Total Assets                        6,455,785    2,147,684      262,345   1,300,326    2,176,349    3,548,016  1,997,275
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --           --           --          --           --           --         --
  ........................................................................................................................
 Payable for fund shares purchased         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 TOTAL LIABILITIES                         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,455,197   $2,145,325    $ 262,345   $1,293,786  $2,168,476   $3,542,506 $1,989,018
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,634,320    1,529,997      211,426     724,835    1,294,214    1,700,502    911,992
 Unit Values                        $ 2.450422   $ 1.402176    $1.240838   $1.784939   $ 1.675516   $ 2.083213 $ 2.180961
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ................................
    Market Value                    $       --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ................................
    Market Value                     1,810,995
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                303
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,811,298
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         295
  ................................
 TOTAL LIABILITIES                         295
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,811,003
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants           930,804
 Unit Values                        $ 1.945633
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 333,423   $  131,640    $800,903    $ 289,143   $   32,940 $   34,905   $  240,349
  ........................................................................................................................
  Capital gains income                  13,422      523,019         257      362,974      255,982     --          235,278
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)      (1,322)         --          201      (11,561)        (16)     (2,132)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)   1,470,668          --      228,460    1,988,151    (31,744)   3,270,915
  ........................................................................................................................
  Net (loss) gain on investments      (406,172)   1,469,346          --      228,661    1,976,590    (31,760)   3,268,783
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ (59,327)  $2,124,005    $801,160    $ 880,778   $2,265,512 $    3,145   $3,744,410
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   33,938
  ................................
  Capital gains income                  --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (loss) gain on investments       806,178
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  840,116
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $100,615     $  5,788     $   4,605    $     --    $      --   $  23,696  $   16,232
  ........................................................................................................................
  Capital gains income                118,987       13,333            --       1,692       82,187      52,380      26,180
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions                (461)        (274)            1       2,003       (2,189)     (4,629)    112,350
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (25,993)     197,340        31,108     324,664      372,819      31,327     438,753
  ........................................................................................................................
  Net (loss) gain on investments      (26,454)     197,066        31,109     326,667      370,630      26,698     551,103
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $193,148     $216,187     $  35,714    $328,359    $ 452,817   $ 102,774  $  593,515
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 13,958
  ................................
  Capital gains income                 17,680
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                 548
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  82,405
  ................................
  Net (loss) gain on investments       82,953
 ------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $114,591
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account   Sub-Account   Fund        Fund
                                                                                           Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  333,423   $   131,640   $    800,903  $   289,143   $    32,940 $   34,905   $   240,349
  .............................................................................................................................
  Capital gains income                  13,422       523,019            257      362,974       255,982         --       235,278
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)       (1,322)            --          201       (11,561)        (16)      (2,132)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)    1,470,668             --      228,460     1,988,151    (31,744)    3,270,915
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (59,327)    2,124,005        801,160      880,778     2,265,512      3,145     3,744,410
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,116,710     3,539,905     97,498,245    2,459,695     2,036,106     39,491     3,166,528
  .............................................................................................................................
  Net transfers                      2,969,489     9,958,243    (72,516,882)   8,314,204     3,727,669    557,329    11,023,584
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (65,653)     (426,813)      (587,181)    (205,445)     (262,338)     (9,550)    (339,245)
  .............................................................................................................................
  Net loan activity                     14,226       (14,597)      (595,739)     (32,863)           (3)         --      (48,709)
  .............................................................................................................................
  Cost of insurance                   (171,351)     (629,327)    (2,417,385)    (483,197)     (313,821)    (10,668)    (624,639)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,863,421    12,427,411     21,381,058   10,052,394     5,187,613    576,602    13,177,519
  .............................................................................................................................
  Net increase in net assets         3,804,094    14,551,416     22,182,218   10,933,172     7,453,125    579,747    16,921,929
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                2,304,192     5,192,571     12,981,750    3,257,408     3,472,086     43,487    10,427,874
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,108,286   $19,743,987   $ 35,163,968  $14,190,580   $10,925,211 $  623,234   $27,349,803
 ------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,938
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                         840,116
  ................................
 UNIT TRANSACTIONS:
  Purchases                            585,350
  ................................
  Net transfers                        324,908
  ................................
  Surrenders for benefit payments
    and fees                           (65,954)
  ................................
  Net loan activity                      5,695
  ................................
  Cost of insurance                   (108,222)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       741,777
  ................................
  Net increase in net assets         1,581,893
  ................................
 NET ASSETS:
  Beginning of period                1,470,238
 ------------------------------------------------------------------------
  END OF PERIOD                     $3,052,131
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  100,615    $    5,788    $  4,605     $       --   $      --  $   23,696   $   16,232
  ...........................................................................................................................
  Capital gains income                 118,987        13,333          --          1,692      82,187      52,380       26,180
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (461)         (274)          1          2,003      (2,189)     (4,629)     112,350
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (25,993)      197,340      31,108        324,664     372,819      31,327      438,753
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          193,148       216,187      35,714        328,359     452,817     102,774      593,515
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,379,402       378,405      10,899         67,151     231,734     626,931      332,337
  ...........................................................................................................................
  Net transfers                      2,970,543     1,558,447     144,272        848,771   1,448,161   1,672,590      248,522
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (155,404)      (16,145)     (4,694)       (13,485)    (16,009)   (105,540)     (67,389)
  ...........................................................................................................................
  Net loan activity                     (5,150)           --          --             (4)         (4)         --           --
  ...........................................................................................................................
  Cost of insurance                   (207,847)      (34,387)     (4,204)       (21,813)    (37,372)   (126,745)     (73,427)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,981,544     1,886,320     146,273        880,620   1,626,510   2,067,236      440,043
  ...........................................................................................................................
  Net increase in net assets         4,174,692     2,102,507     181,987      1,208,979   2,079,327   2,170,010    1,033,558
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                2,280,505        42,818      80,358         84,807      89,149   1,372,496      955,460
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,455,197    $2,145,325    $262,345     $1,293,786   $2,168,476 $3,542,506   $1,989,018
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   13,958
  ................................
  Capital gains income                  17,680
  ................................
  Net realized (loss) gain on
    security transactions                  548
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   82,405
  ................................
  Net increase in net assets
    resulting from operations          114,591
  ................................
 UNIT TRANSACTIONS:
  Purchases                            305,467
  ................................
  Net transfers                      1,086,533
  ................................
  Surrenders for benefit payments
    and fees                           (46,507)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (37,787)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,307,706
  ................................
  Net increase in net assets         1,422,297
  ................................
 NET ASSETS:
  Beginning of period                  388,706
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,811,003
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital    Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities Sub-Account
                                                               Sub-Account   Sub-Account   Fund       Fund
                                                                                           Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  106,052    $   38,074   $    178,529   $   63,199   $   17,887 $    2,575   $    79,420
  ............................................................................................................................
  Capital gains income                      --        18,418             --       11,531       30,576         --        12,992
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                  746        (2,645)            --        1,768       (3,241)       (114)      14,698
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (16,930)      557,352             --      224,740      308,545        147     1,617,496
  ............................................................................................................................
  Net increase in net assets
    resulting from operations           89,868       611,199        178,529      301,238      353,767      2,608     1,724,606
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            219,212       486,207     44,552,053      332,157      483,397      7,687       443,474
  ............................................................................................................................
  Net transfers                      1,873,633     4,031,316    (32,394,672)   2,418,661    2,506,371    (37,994)    8,055,206
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (22,489)      (93,425)      (423,409)     (40,763)     (79,406)     (1,565)    (110,057)
  ............................................................................................................................
  Net loan activity                    (63,707)          (57)        (6,910)     (23,103)          --         --            --
  ............................................................................................................................
  Cost of insurance                    (39,274)      (74,817)      (362,173)     (28,973)     (51,821)     (4,367)     (60,585)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,967,375     4,349,224     11,364,889    2,657,979    2,858,541    (36,239)    8,328,038
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           2,057,243     4,960,423     11,543,418    2,959,217    3,212,308    (33,631)   10,052,644
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  246,949       232,148      1,438,332      298,191      259,778     77,118       375,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,304,192    $5,192,571   $ 12,981,750   $3,257,408   $3,472,086 $   43,487   $10,427,874
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   18,410
  ................................
  Capital gains income                  17,744
  ................................
  Net realized gain (loss) on
    security transactions                   77
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   73,152
  ................................
  Net increase in net assets
    resulting from operations          109,383
  ................................
 UNIT TRANSACTIONS:
  Purchases                            286,640
  ................................
  Net transfers                      1,011,184
  ................................
  Surrenders for benefit payments
    and fees                           (27,008)
  ................................
  Net loan activity                    (17,916)
  ................................
  Cost of insurance                    (39,292)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,213,608
  ................................
  Net increase (decrease) in net
    assets                           1,322,991
  ................................
 NET ASSETS:
  Beginning of period                  147,247
 ------------------------------------------------------------------------
  END OF PERIOD                     $1,470,238
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,160    $     138      $    --     $      --    $      --  $    1,864    $    540
  ...........................................................................................................................
  Capital gains income                   8,141           --           --            --           --       6,635       1,592
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                   63           21          308          (148)          19      (1,856)         89
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      117,405        4,692        4,361        12,462        8,178      70,207      44,647
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations.         158,769        4,851        4,669        12,314        8,197      76,850      46,868
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            250,584        1,000        1,000        10,618        1,000     213,483     152,670
  ...........................................................................................................................
  Net transfers                      1,838,934       37,221       75,134        62,509       80,559   1,066,683     770,437
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (49,049)        (181)        (356)         (439)        (361)    (28,144)    (16,660)
  ...........................................................................................................................
  Net loan activity                         --           --           --            --           --          --          --
  ...........................................................................................................................
  Cost of insurance                    (41,259)         (73)         (89)         (195)        (246)    (15,372)    (19,327)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,999,210       37,967       75,689        72,493       80,952   1,236,650     887,120
  ...........................................................................................................................
  Net increase in net assets         2,157,979       42,818       80,358        84,807       89,149   1,313,500     933,988
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                  122,526           --           --            --           --      58,996      21,472
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,280,505    $  42,818      $80,358     $  84,807    $  89,149  $1,372,496    $955,460
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  5,839
  ................................
  Capital gains income                 17,517
  ................................
  Net realized gain (loss) on
    security transactions                 (16)
  ................................
  Net unrealized appreciation of
    investments during the period      15,814
  ................................
  Net increase in net assets
    resulting from operations.         39,154
  ................................
 UNIT TRANSACTIONS:
  Purchases                            54,314
  ................................
  Net transfers                       134,602
  ................................
  Surrenders for benefit payments
    and fees                          (10,808)
  ................................
  Net loan activity                        --
  ................................
  Cost of insurance                    (5,833)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      172,275
  ................................
  Net increase in net assets          211,429
  ................................
 NET ASSETS:
  Beginning of period                 177,277
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $388,706
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1999               Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
                                Growth         Income        Putnam Fund   Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   of Boston     Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH
FUND
 Shares 44,412
 Cost $541,366
 ................................................................................................................................
   Market Value:                  $767,881      $     --      $     --       $     --     $       --    $       --     $     --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
FUND
 Shares 58,275
 Cost $596,967
 ................................................................................................................................
   Market Value:                        --       578,674            --             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON
 Shares 25,881
 Cost $265,835
 ................................................................................................................................
   Market Value:                        --            --       258,291             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION FUND
 Shares 31,976
 Cost $581,099
 ................................................................................................................................
   Market Value:                        --            --            --        627,040             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 257,107
 Cost $5,139,043
 ................................................................................................................................
   Market Value:                        --            --            --             --      7,839,192            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
FUND
 Shares 360,961
 Cost $10,069,295
 ................................................................................................................................
   Market Value:                        --            --            --             --             --     9,673,749           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 57,991
 Cost $580,209
 ................................................................................................................................
   Market Value:                        --            --            --             --             --            --      608,902
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  30,001            --             1             20          9,719        18,900           --
 ................................................................................................................................
Receivable from fund shares
 sold                                   --            --            --             --             --            --           --
 ................................................................................................................................
TOTAL ASSETS                       797,882       578,674       258,292        627,060      7,848,911     9,692,649      608,902
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance
 Company                                --            --            --             --             --            --            9
 ................................................................................................................................
Payable for fund shares
 purchased                          30,000            --            --             --         10,026        18,750           --
 ................................................................................................................................
TOTAL LIABILITIES                   30,000            --            --             --         10,026        18,750            9
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)             $767,882      $578,674      $258,292       $627,060     $7,838,885    $9,673,899     $608,893
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999           High Yield    Income        International   International   International   Investors     Money
                            Sub-Account   Sub-Account   Growth          Growth and      New             Sub-Account   Market
                                                        Sub-            Income          Opportunities                 Sub-Account
                                                        Account         Sub-Account     Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 336,333
 Cost $3,838,275
 ................................................................................................................................
   Market Value:            $3,729,931    $       --      $     --         $     --       $     --      $       --    $       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 Shares 189,663
 Cost $2,462,713
 ................................................................................................................................
   Market Value:                    --     2,374,582            --               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH FUND
 Shares 45,031
 Cost $704,229
 ................................................................................................................................
   Market Value:                    --            --       974,929               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME FUND
 Shares 29,898
 Cost $416,492
 ................................................................................................................................
   Market Value:                    --            --            --          455,947             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
NEW OPPORTUNITIES FUND
 Shares 24,288
 Cost $374,709
 ................................................................................................................................
   Market Value:                    --            --            --               --        566,149              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 127,372
 Cost $1,615,839
 ................................................................................................................................
   Market Value:                    --            --            --               --             --       1,930,961            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
FUND
 Shares 1,378,310
 Cost $1,378,310
 ................................................................................................................................
   Market Value:                    --            --            --               --             --              --     1,378,310
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  --             4         5,393               --              1           3,638            --
 ................................................................................................................................
Receivable from fund
 shares sold                        20            --            --               --             --              --           280
 ................................................................................................................................
TOTAL ASSETS                 3,729,951     2,374,586       980,322          455,947        566,150       1,934,599     1,378,590
 ................................................................................................................................
LIABILITIES
Due to Hartford Life
 Insurance Company                  10            --            --               11             --              --           221
 ................................................................................................................................
Payable for fund shares
 purchased                          --            --         5,398               --             --           3,608            --
 ................................................................................................................................
TOTAL LIABILITIES                   10            --         5,398               11             --           3,608           221
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)       $3,729,941    $2,374,586      $974,924         $455,936       $566,150      $1,930,991    $1,378,369
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                             New             New           OTC &         Utilities     Vista         Voyager
                                              Opportunities   Value         Emerging      Growth        Sub-Account   Sub-Account
                                              Sub-Account     Sub-Account   Growth        and Income
                                                                            Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 132,675
 Cost $3,677,974
 ................................................................................................................................
   Market Value:                               $5,776,681      $     --      $     --     $       --     $     --     $        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 61,174
 Cost $741,893
 ................................................................................................................................
   Market Value:                                       --       725,528            --             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 24,505
 Cost $349,307
 ................................................................................................................................
   Market Value:                                       --            --       558,460             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 72,857
 Cost $1,229,280
 ................................................................................................................................
   Market Value:                                       --            --            --      1,236,384           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 36,807
 Cost $618,966
 ................................................................................................................................
   Market Value:                                       --            --            --             --      761,162              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 180,504
 Cost $8,200,788
 ................................................................................................................................
   Market Value:                                       --            --            --             --           --      11,958,371
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company            8,780             1         9,793             --        2,686          17,930
 ................................................................................................................................
Receivable from fund shares sold                       --            --            --          1,253           --              --
 ................................................................................................................................
TOTAL ASSETS                                    5,785,461       725,529       568,253      1,237,637      763,848      11,976,301
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                 --            --            --          1,255           --              --
 ................................................................................................................................
Payable for fund shares purchased                   8,773            --         9,810             --        2,685          17,675
 ................................................................................................................................
TOTAL LIABILITIES                                   8,773            --         9,810          1,255        2,685          17,675
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT
LIABILITIES)                                   $5,776,688      $725,529      $558,443     $1,236,382     $761,163     $11,958,626
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                                             Units          Unit         Contract
                                                              Owned by       Price        Liability
                                                              Participants
-----------------------------------------------------------------------------------------------------
Variable life contracts:
 Asia Pacific Growth Fund                                         34,596     $22.195777   $   767,882
 ....................................................................................................
 Diversified Income Fund                                          44,505      13.002362       578,674
 ....................................................................................................
 George Putnam Fund of Boston                                     24,450      10.564227       258,292
 ....................................................................................................
 Global Asset Allocation Fund                                     26,963      23.255993       627,060
 ....................................................................................................
 Global Growth Fund                                              201,512      38.900326     7,838,885
 ....................................................................................................
 Growth and Income Fund                                          373,182      25.922728     9,673,899
 ....................................................................................................
 Health Sciences Fund                                             56,377      10.800460       608,893
 ....................................................................................................
 High Yield Fund                                                 226,074      16.498765     3,729,941
 ....................................................................................................
 Income Fund                                                     164,884      14.401541     2,374,586
 ....................................................................................................
 International Growth Fund                                        62,217      15.669625       974,924
 ....................................................................................................
 International Growth and Income Fund                             37,465      12.169641       455,936
 ....................................................................................................
 International New Opportunities Fund                             28,600      19.795791       566,150
 ....................................................................................................
 Investors Fund                                                  132,670      14.554810     1,930,991
 ....................................................................................................
 Money Market Fund                                             1,014,621       1.358506     1,378,369
 ....................................................................................................
 New Opportunities Fund                                          149,987      38.514515     5,776,688
 ....................................................................................................
 New Value Fund                                                   68,192      10.639520       725,529
 ....................................................................................................
 OTC & Emerging Growth Fund                                       22,885      24.402281       558,443
 ....................................................................................................
 Utilities Growth and Income Fund                                 57,523      21.493623     1,236,382
 ....................................................................................................
 Vista Fund                                                       46,906      16.227448       761,163
 ....................................................................................................
 Voyager Fund                                                    262,107      45.624980    11,958,626
 ....................................................................................................
GRAND TOTAL:                                                                              $52,781,313
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended              Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
December 31, 1999               Growth         Income        Putnam        Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   Fund          Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             of Boston
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $     --      $ 23,061       $ 5,950       $ 6,496      $   10,324     $  82,679      $   519
 ................................................................................................................................
 Capital gains income                   --            --           319        18,235         214,984       412,587
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 ................................................................................................................................
 Net realized gain (loss) on
   security transactions               677          (296)           27           273          (8,555)      (19,393)         849
 ................................................................................................................................
 Net unrealized appreciation
   (depreciation) of
   investments during the
   period                          226,183       (11,756)       (9,563)       29,249       2,479,211      (561,127)      23,736
 ................................................................................................................................
 Net gain (loss) on
   investments                     226,860       (12,052)       (9,536)       29,522       2,470,656      (580,520)      24,585
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $226,860      $ 11,009       $(3,267)      $54,253      $2,695,964     $ (85,254)     $25,104
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended            High Yield   Income        International  International  International  Investors      Money Market
December 31, 1999             Sub-Account  Sub-Account*  Growth         Growth and     New            Sub-Account    Sub-Account
                                                         Sub-Account    Income         Opportunities
                                                                        Sub-Account    Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                    $  188,019   $    57,563   $         --   $         --   $         13   $         --    $   36,485
 ................................................................................................................................
 Capital gains income                 --        17,173             --             --             --             --            --
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
 ................................................................................................................................
 Net realized (loss) gain on
   security transactions          (4,621)       (1,612)        55,875         14,000        167,282            285            --
 ................................................................................................................................
 Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period                        (56,566)     (103,792)       268,792         38,658        191,201        305,881            --
 ................................................................................................................................
 Net (loss) gain on
   investments                   (61,187)     (105,404)       324,667         52,658        358,483        306,166            --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                  $  126,832   $   (30,668)  $    324,667   $     52,658   $    358,496   $    306,166    $   36,485
---------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &           Utilities Growth   Vista         Voyager
 December 31, 1999                  Opportunities   Value          Emerging        and Income         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account    Growth          Sub-Account
                                                                   Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $       --       $      2       $     --          $ 17,021        $     --     $    3,744
  .............................................................................................................................
  Capital gains income                   21,300            410          1,285            17,875          53,041        300,222
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions               (74,118)           (42)           194            (5,144)            340          3,384
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919        (17,299)       201,676           (28,195)        141,175      3,398,379
  .............................................................................................................................
  Net gain (loss) on investments      1,829,801        (17,341)       201,870           (33,339)        141,515      3,401,763
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $1,851,101       $(16,929)      $203,155          $  1,557        $194,556     $3,705,729
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth and     Health
 December 31, 1999           Growth         Income        Putnam Fund    Allocation     Growth        Income Sub-    Sciences
                             Sub-Account    Sub-Account   of Boston      Sub-Account    Sub-Account   Account        Sub-Account
                                                          Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income        $     --      $ 23,061       $  5,950       $  6,496     $   10,324     $   82,679      $    519
  ...............................................................................................................................
  Capital gains income               --            --            319         18,235        214,984        412,587            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                    677          (296)            27            273         (8,555)       (19,393)          849
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      226,183       (11,756)        (9,563)        29,249      2,479,211       (561,127)       23,736
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             226,860        11,009         (3,267)        54,253      2,695,964        (85,254)       25,104
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      11,544        51,671         61,898        127,321        927,414      1,931,571        45,376
  ...............................................................................................................................
  Net transfers                 534,285       325,503        121,681        154,876      2,582,332      5,598,828       530,101
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees            (8,845)      (13,076)        (7,613)       (20,284)      (113,107)      (186,185)      (16,861)
  ...............................................................................................................................
  Net loan activity                  --            --             --             --        (42,601)         4,745            (3)
  ...............................................................................................................................
  Cost of insurance              (4,531)      (20,872)       (13,604)       (21,379)      (139,949)      (391,660)      (19,700)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      532,453       343,226        162,362        240,534      3,214,089      6,957,299       538,913
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               759,313       354,235        159,095        294,787      5,910,053      6,872,045       564,017
  ...............................................................................................................................
 NET ASSETS:
  Beginning of period             8,569       224,439         99,197        332,273      1,928,832      2,801,854        44,876
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                $767,882      $578,674       $258,292       $627,060     $7,838,885     $9,673,899      $608,893
 --------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended              High Yield   Income       International  International  International  Investors    Money
December 31, 1999               Sub-Account  Sub-         Growth         Growth and     New            Sub-Account  Market
                                             Account*     Sub-Account    Income         Opportunities               Sub-Account
                                                                         Sub-Account    Sub-Account
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income          $  188,019   $   57,563   $         --   $         --   $         13   $       --   $   36,485
 ..............................................................................................................................
 Capital gains income                   --       17,173             --             --             --           --           --
 ..............................................................................................................................
 Net realized gain (loss) on
   security transactions            (4,621)      (1,612)        55,875         14,000        167,282          285           --
 ..............................................................................................................................
 Net unrealized (depreciation)
   appreciation of investments
   during the period               (56,566)    (103,792)       268,792         38,658        191,201      305,881           --
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   operations                      126,832      (30,668)       324,667         52,658        358,496      306,166       36,485
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                         757,124      368,161         97,192         52,504         14,025      172,801      185,196
 ..............................................................................................................................
 Net transfers                   2,282,146    1,315,129        588,502        357,272        209,334    1,432,571    1,058,352
 ..............................................................................................................................
 Surrenders for benefit
   payments and fees               (63,031)     (40,709)       (13,235)       (12,129)        (7,540)     (30,687)     (18,664)
 ..............................................................................................................................
 Net loan activity                 (31,040)          --             (4)            --             --           --
 ..............................................................................................................................
 Cost of insurance                 (93,855)     (50,346)       (42,836)       (16,228)       (11,827)     (44,912)     (24,680)
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   unit transactions             2,851,344    1,592,235        629,619        381,419        203,992    1,529,773    1,200,204
 ..............................................................................................................................
 Total increase (decrease) in
   net assets                    2,978,176    1,561,567        954,286        434,077        562,488    1,835,939    1,236,689
 ..............................................................................................................................
NET ASSETS:
 Beginning of period               751,765      813,019         20,638         21,859          3,662       95,052      141,680
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $3,729,941   $2,374,586   $    974,924   $    455,936   $    566,150   $1,930,991   $1,378,369
-------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New           OTC &         Utilities      Vista         Voyager
 December 31, 1999                  Opportunities   Value         Emerging      Growth         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --      $      2      $     --      $   17,021     $     --     $     3,744
  ......................................................................................................................
  Capital gains income                   21,300           410         1,285          17,875       53,041         300,222
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               (74,118)          (42)          194          (5,144)         340           3,384
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919       (17,299)      201,676         (28,195)     141,175       3,398,379
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,851,101       (16,929)      203,155           1,557      194,556       3,705,729
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,084,027        55,882        35,239         211,762       45,420       1,775,053
  ......................................................................................................................
  Net transfers                       1,897,800       705,264       314,874         658,887      532,694       4,254,791
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                           (129,321)      (10,254)       (8,673)        (34,570)     (11,139)       (237,711)
  ......................................................................................................................
  Net loan activity                      (5,580)           (3)           (9)             --           (4)         (8,610)
  ......................................................................................................................
  Cost of insurance                    (145,610)      (17,973)      (13,596)        (43,706)      (7,815)       (244,692)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      2,701,316       732,916       327,835         792,373      559,156       5,538,831
  ......................................................................................................................
  Total increase (decrease) in net
    assets                            4,552,417       715,987       530,990         793,930      753,712       9,244,560
  ......................................................................................................................
 NET ASSETS
  Beginning of period                 1,224,271         9,542        27,453         442,452        7,451       2,714,066
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $5,776,688      $725,529      $558,443      $1,236,382     $761,163     $11,958,626
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth         Health
 December 31, 1998           Growth         Income        Putnam Fund    Allocation     Growth        and Income     Sciences
                             Sub-Account*   Sub-Account   of Boston      Sub-Account    Sub-Account   Sub-Account    Sub-Account*
                                                          Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   --       $  3,629       $   778        $  2,857     $   10,284     $    6,912      $    38
  ...............................................................................................................................
  Capital gains income              --          1,541            --          12,271         51,418         45,119           --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                     1             21             2              16          2,284            (64)          (1)
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                         331         (6,773)        2,018          15,297        222,508        157,616        4,957
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations                332         (1,582)        2,798          30,441        286,494        209,583        4,994
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      1,000         18,359         1,018          15,068        322,831        341,341        1,000
  ...............................................................................................................................
  Net transfers                  7,366        130,020        95,712         264,595      1,095,109      2,215,815       39,704
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees             (106)        (3,807)           42         (10,473)       (47,555)       (85,000)        (308)
  ...............................................................................................................................
  Cost of insurance                (23)        (3,546)         (373)         (6,166)       (30,391)       (35,272)        (514)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions       8,237        141,026        96,399         263,024      1,339,994      2,436,884       39,882
  ...............................................................................................................................
  Total increase (decrease)
    in net assets                8,569        139,444        99,197         293,465      1,626,488      2,646,467       44,876
  ...............................................................................................................................
 NET ASSETS
  Beginning of period               --         84,995            --          38,808        302,344        155,387           --
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $8,569       $224,439       $99,197        $332,273     $1,928,832     $2,801,854      $44,876
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          High Yield   Income         International  International  International  Investors      Money
 December 31, 1998           Sub-Account  Sub-Account**  Growth         Growth and     New            Sub-Account*   Market
                                                         Sub-Account*   Income         Opportunities                 Sub-Account
                                                                        Sub-Account*   Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income      $   10,447    $    10,911   $         66   $        206   $         --   $        112   $     1,123
  ...............................................................................................................................
  Capital gains income            1,639            284             --            496             --             --            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                  5,348         (1,150)            11              8              5             14            --
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      (52,560)        12,055          1,909            796            239          9,241            --
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             (35,126)        22,100          1,986          1,506            244          9,367         1,123
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                     295,001         11,794          1,018          5,809          1,000          7,115        49,306
  ...............................................................................................................................
  Net transfers                 484,563        574,461         18,763         14,788          2,548         79,363        88,070
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees           (33,428)       (10,223)          (618)          (143)          (104)          (437)       (3,369)
  ...............................................................................................................................
  Cost of insurance              (6,247)        (8,204)          (511)          (101)           (26)          (356)       (1,780)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      739,889        567,828         18,652         20,353          3,418         85,685       132,227
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               704,763        589,928         20,638         21,859          3,662         95,052       133,350
  ...............................................................................................................................
 NET ASSETS
  Beginning of period            47,002        223,091             --             --             --             --         8,330
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD              $  751,765    $   813,019   $     20,638   $     21,859   $      3,662   $     95,052   $   141,680
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &         Utilities      Vista         Voyager
 December 31, 1998                  Opportunities   Value          Emerging      Growth         Sub-          Sub-Account
                                    Sub-Account     Sub-Account*   Growth        and Income     Account*
                                                                   Sub-          Sub-Account
                                                                   Account*
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --        $   98        $    10       $  1,849       $   --      $      896
  .......................................................................................................................
  Capital gains income                    4,296            19             --          3,187           --          21,866
  .......................................................................................................................
  Net realized gain (loss) on
    security transactions               (21,117)           15             21             58           11          (5,975)
  .......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   190,762           934          7,477         31,421        1,020         350,909
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          173,941         1,066          7,508         36,515        1,031         367,696
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             258,118         1,525          3,676         12,990        1,000         364,335
  .......................................................................................................................
  Net transfers                         690,830         7,543         17,238        379,093        5,651       1,952,698
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                            (36,267)         (191)          (314)        (5,423)        (223)        (51,533)
  .......................................................................................................................
  Cost of insurance                     (34,620)         (401)          (655)        (6,554)          (8)        (28,004)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        878,061         8,476         19,945        380,106        6,420       2,237,496
  .......................................................................................................................
  Total increase (decrease) in net
    assets                            1,052,002         9,542         27,453        416,621        7,451       2,605,192
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                   172,269            --             --         25,831           --         108,874
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $1,224,271        $9,542        $27,453       $442,452       $7,451      $2,714,066
 ------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services and varies based on the face amount of the underlying policy, among other factors. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(1)

     (g)  Contracts of Reinsurance.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

--------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on July 27, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 14, 1999.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

Item 28.  Officers and Directors.

--------------------------  ----------------------------------------------------
NAME                        POSITION WITH HARTFORD
--------------------------  ----------------------------------------------------
David A. Carlson            Vice President
--------------------------  ----------------------------------------------------
Peter W. Cummins            Senior Vice President
--------------------------  ----------------------------------------------------
Bruce W. Ferris             Vice President
--------------------------  ----------------------------------------------------
Timothy M. Fitch            Vice President & Actuary
--------------------------  ----------------------------------------------------
Mary Jane B. Fortin         Vice President & Chief Accounting Officer
--------------------------  ----------------------------------------------------
David T. Foy                Senior Vice President, Chief Financial Officer and
                            Treasurer, Director*
--------------------------  ----------------------------------------------------
Lynda Godkin                Senior Vice President, General Counsel, and
                            Corporate Secretary, Director*
--------------------------  ----------------------------------------------------
Lois W. Grady               Senior Vice President
--------------------------  ----------------------------------------------------
Stephen T. Joyce            Senior Vice President
--------------------------  ----------------------------------------------------
Michael D. Keeler           Vice President
--------------------------  ----------------------------------------------------
Robert A. Kerzner           Senior Vice President
--------------------------  ----------------------------------------------------
Thomas M. Marra             President, Director*
--------------------------  ----------------------------------------------------
Steven L. Matthiesen        Vice President
--------------------------  ----------------------------------------------------
Deanne Osgood               Vice President
--------------------------  ----------------------------------------------------
Craig R. Raymond            Senior Vice President and Chief Actuary
--------------------------  ----------------------------------------------------
Lowndes A. Smith            Chief Executive Officer, Director*
--------------------------  ----------------------------------------------------
David M. Znamierowski       Senior Vice President and Chief Investment Officer,
                            Director*
--------------------------  ----------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

 *    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s)

Item 30:  Indemnification


         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
               Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
               Account VL I
               Hartford Life and Annuity Insurance Company - Separate Account VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                 Name and Principal             Positions and Offices
                  Business Address                With Underwriter
                 ------------------               ----------------

               David A. Carlson         Vice President
               Peter W. Cummins         Senior Vice President
               David T. Foy             Treasurer
               Lynda Godkin             Senior Vice President, General Counsel
                                        and Corporate Secretary
               George R. Jay            Controller
               Robert A. Kerzner        Executive Vice President, Director
               Thomas M. Marra          Executive Vice President, Director
               Donald R. Salama         Vice President
               Lowndes A. Smith         President and Chief Executive Officer,
                                        Director

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 12th day of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY - SEPARATE ACCOUNT VL II (Registrant)

*By:  David T. Foy
      -----------------------------------
      David T. Foy, Senior Vice President
      and Treasurer

HARTFORD LIFE AND ANNUITY
      INSURANCE COMPANY (Depositor)            *By: /s/ Marianne O'Doherty
                                                   --------------------------
                                                     Marianne O'Doherty
                                                     Attorney-In-Fact

*By:  David T. Foy
      ------------------------------------
      David T. Foy, Senior  Vice President
      and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*             *By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,             ------------------------
      Director*                                         Marianne O'Doherty
David M. Znamierowski, Senior Vice President            Attorney-in-Fact
     And Chief Investment Officer, Director*
                                                   Date: April 12, 2000

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4    Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5    Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6    Power of Attorney.

1.7    Organizational Chart.